CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 10,925,208	$ 57,372,128
Accounts receivable and contract assets, net	1,884	418,639
Loans receivable, net - current	14,190,488	36,554,913
Prepayments and other assets	1,197,568	3,334,965
Other receivable - current	23,609,338
TOTAL CURRENT ASSETS	49,924,486	97,680,645
Loans receivable, net - non-current	16,979,338	39,810,461
Long-term investments, net	1,600,000	30,789,836
Property, equipment and software, net	890,807	1,253,723
Rights-of-use assets	750,499
Other receivable - non-current	8,237,346
Deferred tax assets, net		3,721,177
TOTAL ASSETS	78,382,476	173,255,842
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	2,918,416	2,791,099
Consideration payable		14,289,371
Deferred revenue - current	124,682	110,726
Lease liabilities - current	778,039
Taxes payable	6,350,723	9,371,530
TOTAL CURRENT LIABILITIES	10,171,860	26,562,726
Note payable balance	20,000,000	20,000,000
Lease liabilities - non-current	13,499
Deferred revenue - non-current	96,228	189,958
TOTAL LIABILITIES	30,281,587	46,752,684
COMMITMENTS AND CONTINGENCIES (Note 23)
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 49,984,223 and 49,625,303 shares issued, 48,818,340 and 49,204,083 shares outstanding as of March 31, 2020 and 2019, respectively)	4,999	4,963
Additional paid-in capital	60,559,583	59,806,865
Treasury stock (1,165,883 and 421,220 shares as of March 31, 2020 and 2019, respectively)	(3,988,370)	(1,320,468)
(Deficit) retained earnings	(1,429,623)	69,768,756
Accumulated other comprehensive loss	(7,045,700)	(1,756,958)
TOTAL SHAREHOLDERS' EQUITY	48,100,889	126,503,158
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 78,382,476	$ 173,255,842